CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Share premium	Treasury shares	Free distributable reserves	Non-distributable reserves	Legal reserves	Currency translation adjustment	Other reserves	Retained earnings [1]	Total	Non-controlling interests	Total
Balance at Dec. 31, 2021	$ 163,223	$ 183,430	$ (4,772)	$ 378,910	$ 1,358,028	$ 1,081	$ (321,647)	$ (1,321,211)	$ 32,689	$ 469,731	$ 303,877	$ 773,608
Income / (loss) for the year									168,166	168,166	(2,531)	165,635
Shareholders contributions											24,170	24,170
Share-based payments reserve			172					157	338	667		667
Redemption of preferred shares											(182,336)	(182,336)
Other comprehensive income / (loss) for the year							70,502	347		70,849	21,158	92,007
Changes in non-controlling interests								6,682		6,682	(18,064)	(11,382)
Balance at Dec. 31, 2022	163,223	183,430	(4,600)	378,910	1,358,028	1,081	(251,145)	(1,314,025)	201,193	716,095	146,274	862,369
Income / (loss) for the year									239,506	239,506	(13,039)	226,467
Shareholders contributions											9,424	9,424
Transfer to legal reserve						2,595			(2,595)
Share-based payments reserve			278					106	671	1,055		1,055
Other comprehensive income / (loss) for the year							(231,707)	19		(231,688)	(50,062)	(281,750)
Changes in non-controlling interests								12		12	(13,668)	(13,656)
Balance at Dec. 31, 2023	163,223	183,430	(4,322)	378,910	1,358,028	3,676	(482,852)	(1,313,888)	438,775	724,980	78,929	803,909
Income / (loss) for the year									282,674	282,674	25,238	307,912
Transfer to legal reserve						3,743			(3,743)
Share-based payments reserve			228					110	805	1,143		1,143
Other comprehensive income / (loss) for the year							366,381	(1,263)		365,118	98,398	463,516
Changes in non-controlling interests								(4,641)		(4,641)	(53,879)	(58,520)
Balance at Dec. 31, 2024	$ 163,223	$ 183,430	$ (4,094)	$ 378,910	$ 1,358,028	$ 7,419	$ (116,471)	$ (1,319,682)	$ 718,511	$ 1,369,274	$ 148,686	$ 1,517,960

[1]	Retained Earnings calculated according to Luxembourg Law are disclosed in Note 26.c.